Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment information
27.	Segment information

The information by operating segments is presented consistent with the information included in the internal reports provided to the highest authority in making operating decisions (Chief Operating Decision Maker or “CODM”).

The Board of Directors is who evaluates the financial performance, the situation of the Group and makes strategic decisions. It has been identified as the highest authority in operating decision-making, and it is integrated by seven independent members, two members and the Executive Board Chairman.

As discussed in note 1, the Group has identified the reportable business segments as follows:

●	Home organization segment (Betterware segment or BWM segment): formed by seven different categories through which Betterware offers its product line include kitchen and food preservation, home solutions, bathroom, laundry & cleaning, tech and mobility, bedroom and wellness. BWM’s products are sold through catalogues and are distributed to the end customer by its network of distributors and associates in Mexico. As of December 31, 2023, the net income corresponding to this reportable segment represented 44%.

●	Beauty and Personal Care (B&PC) segment (JAFRA segment), formed by four main categories: fragrance, color (cosmetics), skin care and toiletries. JAFRA’s products are sold through 12 promotional catalogues published on a monthly basis and are distributed to the end customer by its network of leaders and consultants in its operative segments located in Mexico (JAFRA Mexico) and the United States (JAFRA US). As of December 31, 2023, the net income corresponding to this reportable segment represented 56%.

The segment information of the Group is detailed in the following table:

	As of December 31, 2023
The Group’s companies	BWM´s segment		JAFRA´s segment	Eliminations(1)	Total
EBITDA(2)		1,434,501	1,286,399		2,720,900
Depreciation and amortization		128,450	246,684		375,134
Operating income		1,306,051	1,039,715	-	2,345,766
Interest income		10,033	182,573	(147,550)	45,056
Interest expense		(941,781)	(26,031)	147,550	(820,262)
Unrealized (loss) gain in valuation of DFI		(32,591)	-		(32,591)
Foreign exchange loss, net		(110,103)	3,262	(6)	(106,847)
Income before income taxes		231,609	1,199,519	(6)	1,431,122
Income taxes		140,762	243,622	-	384,384
Income for the year		90,847	955,897	(6)	1,046,738
Net revenue	Ps.	5,726,608	7,282,899	-	13,009,507
Total assets	Ps.	10,194,967	9,345,081	(8,451,908)	11,088,140
Total liabilities	Ps.	(8,724,053)	(2,904,339)	2,013,265	(9,615,127)
Fixed assets additions	Ps.	46,329	79,226	-	125,555

(1)	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.
(2)	EBITDA is composed of net income, (+) depreciation and amortization, (+) net financing costs, (+) income taxes.

	As of December 31, 2022					As of December 31, 2021
The Group’s companies	BWM´s segment		JAFRA´s segment	Eliminations(3)	Total	BWM´s segment
EBITDA		1,514,227	801,881	-	2,316,108	2,683,987
Depreciation and amortization		109,055	178,647	-	287,702	82,122
Operating income		1,405,172	623,234	-	2,028,406	2,601,865
Interest income		10,607	32,777	(14,695)	28,689	25,872
Interest expense		(546,977)	(11,039)	14,695	(543,321)	(75,818)
Unrealized (loss) gain in valuation of DFI		(43,522)	-	-	(43,522)	330,315
Changes in fair value of warrants		-	-	-	-	-
Foreign exchange loss, net		(81,212)	(2,156)	-	(83,368)	(319,739)
Income before income taxes		744,068	642,816	-	1,386,884	2,562,495
Income taxes		367,166	149,754	-	516,920	814,556
Income for the year		376,902	493,062	-	869,964	1,747,939
Net revenue	Ps.	6,343,344	5,166,545	(2,340)	11,507,549	10,067,683
Divestment in subsidiaries	Ps.	(21,862)	-	-	(21,862)	-
Total assets	Ps.	8,958,162	8,154,942	(5,780,371)	11,332,733	5,185,229
Total liabilities	Ps.	(8,363,605)	(2,592,037)	720,189	(10,235,453)	(3,985,026)
Fixed assets additions	Ps.	77,899	50,201	(3,492)	124,608	336,310

(3)	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.

The income recognized during the years 2023, 2022 and 2021, national and foreign, is shown below:

	2023		2022	2021

Revenue in Mexico	Ps.	12,072,852	10,531,505	10,059,285
Revenue in United States (4)		927,947	966,085	-
Revenue in Guatemala		8,708	9,959	8,398

Total revenue of the Group	Ps.	13,009,507	11,507,549	10,067,683

(4)	The main concentration of JAFRA’s income is in Mexico, however, there is an entity in the United States which represents a smaller percentage 8% of the Group’s total income.

JAFRA Mexico and JAFRA US represent different and separate CGUs, both represent the JAFRA segment, which is revealed within this note.

The Group considers that there are no concentration risks given the nature of the business and the sale of its products through a significant number of distributors, leaders and consultants.

The percentage of consolidated non-current assets by geographic area at the end of 2023, 2022 and 2021, are shown below:

	2023			2022		2021
	México		USA	México	USA	México	USA

Property, plant and equipment	Ps.	99.6%	0.4%	99.1%	0.9%	100.0%	-
Right-of-use assets		84.1%	15.9%	70.0%	30.0%	100.0%	-
Deferred income tax		100.0%	-	100.0%	-	100.0%	-
Investment in subsidiaries		-	-	-	-	100.0%	-
Intangible assets (including Goodwill)		100.0%	-	100.0%	-	100.0%	-
Other assets		97.7%	2.3%	97.4%	2.6%	100.0%	-

Total non-current assets (5)	Ps.	99.0%	1.0%	98.4%	1.6%	100.0%	-

(5)	Betterware of Guatemala or the geographical area of Guatemala, represents 0.0% of the Group’s non-current assets, for the years 2023, 2022 and 2021.